Loans and borrowings - Terms and conditions of Copper Purchase Agreement (Details) - USD ($) $ in Thousands	Jun. 16, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans and borrowings
Financial liability		$ 685,757	$ 868,386	$ 290,151
Fair value of compound embedded derivative			4,001
Copper Purchase Agreement
Loans and borrowings
Available Copper Deposit	$ 75,000
Produced copper payable (as a percent)	96.20%
Deliveries made towards the Copper Stream		6,752	0
Copper Cash Price receivable for one tonne of refined copper delivered (as a percent)	4.00%
Threshold amount of Copper Deposit up to which the difference between the Copper Market Price and the Copper Cash Price will be credited	$ 0
Financial liability	79,430
Fair value of compound embedded derivative	$ 4,430	$ 5,182	$ 773
Effective interest rate (as a percent)	12.21%		12.21%